Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Cinemark USA, Inc. term loan		$ 700,000		$ 905,887
Total long-term debt	1,761,784	1,764,010		1,572,221
Less current portion	8,824	9,546		12,145
Long-term debt, less current portion	1,752,960	1,754,464		1,560,076
Argentina Theatres
Debt Instrument [Line Items]
Hoyts General Cinema (Argentina) bank loan due 2013		2,546		5,804
Five Point One Two Five Percent Senior Note Due Twenty Twenty Two
Debt Instrument [Line Items]
Senior notes		400,000
8.625% Senior Note Due 2019
Debt Instrument [Line Items]
Senior notes		461,464	[1]	460,530	[1]
7.375% Senior Subordinated Notes due 2021
Debt Instrument [Line Items]
Cinemark USA, Inc. 7.375% senior subordinated notes due 2021		$ 200,000		$ 200,000

[1]	Includes the $470,000 aggregate principal amount of the 8.625% senior notes net of the unamortized discount of $9,470 and $8,536 at December 31, 2011 and 2012, respectively.